Schedule of expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating expense	R$ (47,694)	R$ (46,847)	R$ (26,923)
Cost of sales	38,341	37,504	21,225
Selling expenses	7,645	7,755	5,166
General and administrative expenses	1,708	1,588	532
[custom:OperatingExpense1]	(47,694)	(46,847)	(26,923)
Cost Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(36,180)	(35,357)	(19,893)
Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(5,472)	(5,500)	(3,607)
Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(895)	(838)	(438)
Overhead Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(2,368)	(2,214)	(1,361)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(1,570)	(1,690)	(1,074)
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	R$ (1,209)	R$ (1,248)	R$ (550)